Debt (Details 7) (Secured debt financing, USD $)	12 Months Ended	0 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2014 aircraft	Dec. 31, 2014 aircraft	Aug. 20, 2010 aircraft	Dec. 31, 2013	Sep. 30, 2014	Sep. 01, 2014
Debt
Number of aircraft designated as collateral	464
Senior secured notes issued August 2010
Debt
Amount of sinking fund	0	$ 0
Number of aircraft designated as collateral		146
Senior secured notes issued August 2010 | Predecessor
Debt
Debt issued amount			3,900,000,000
Amount of sinking fund				0
Number of aircraft designated as collateral			174
Senior secured notes issued August 2010 | Minimum
Debt
Prepayment penalty percentage		1.00%
Senior secured notes issued August 2010 | Minimum | Predecessor
Debt
Prepayment penalty percentage				1.00%
Number of days' notice that the entity must provide for the redemption of notes				30 days
Senior secured notes issued August 2010 | Maximum | Predecessor
Debt
Number of days' notice that the entity must provide for the redemption of notes				60 days
Senior secured notes issued August 2010 | Guarantor subsidiaries
Debt
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes		2
Senior secured notes issued August 2010 | Guarantor subsidiaries | Predecessor
Debt
Number of subsidiaries which either own or hold leases of aircraft included in the pool securing the notes			2
Senior secured bonds 6.5 % due September 2014
Debt
Interest rate on debt (as a percent)						6.50%
Debt matured and repaid					1,350,000,000
Senior secured bonds 6.5 % due September 2014 | Predecessor
Debt
Debt issued amount			1,350,000,000
Interest rate on debt (as a percent)			6.50%
Senior secured bonds 6.75% Due September 2016 | Predecessor
Debt
Debt issued amount			1,275,000,000
Interest rate on debt (as a percent)			6.75%
Senior secured bonds 7.125% Due September 2018 | Predecessor
Debt
Debt issued amount			$ 1,275,000,000
Interest rate on debt (as a percent)			7.125%